Other income and expenses - Other Operating Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenses
Currency losses	€ 86	€ 10	€ 192
Other		172	1,092
Total other operating expenses	86	182	1,284
Cost incurred related to the IPO	€ 0	€ 779	4,899
IPO
Other income and expenses
Cost incurred related to the IPO			€ 1,092